Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in equity [abstract]
Beginning balance equity	$ 3,111,789	$ 2,961,007
Share of net income (loss)	41,588	286,723
Ending balance equity	3,909,975	3,111,789
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	103,663	100,713
Share of net income (loss)	31,491	33,850
Interest on loan to non-controlling interest	(4,174)	(3,499)
Distributions to non-controlling interest	(34,616)	(30,921)
Participating funding from non-controlling interest	2,332	2,980
Other	900	540
Ending balance equity	99,596	103,663
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	54,187	59,089
Share of net income (loss)	17,146	25,467
Interest on loan to non-controlling interest	(4,174)	(3,499)
Distributions to non-controlling interest	(24,248)	(26,870)
Ending balance equity	42,911	54,187
Masbate Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	22,220	16,653
Share of net income (loss)	5,824	5,567
Distributions to non-controlling interest	(300)
Ending balance equity	27,744	22,220
Otjikoto Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	25,079	24,927
Share of net income (loss)	8,799	3,471
Distributions to non-controlling interest	(10,068)	(4,051)
Other	428	732
Ending balance equity	24,238	25,079
Other Mineral Properties | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	2,177	44
Share of net income (loss)	(278)	(655)
Participating funding from non-controlling interest	2,332	2,980
Other	472	(192)
Ending balance equity	$ 4,703	$ 2,177